Insurance Contract Liabilities - Summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022
Insurance Contract Liabilities
Insurance contracts issued	$ 46,334.8		$ 40,054.4
Assets for insurance acquisition cash flows	(163.4)		(147.8)
Insurance contract liabilities	46,171.4		39,906.6	$ 39,742.2
Estimates of undiscounted gross cumulative claims
Insurance Contract Liabilities
Loss reserve development	(171.5)
PAA
Insurance Contract Liabilities
Insurance contracts issued	41,863.4	$ 36,549.5	36,549.5	35,468.0
Assets for insurance acquisition cash flows	(160.0)		(147.8)
Insurance contract liabilities	41,703.4		36,401.7
PAA | Life insurance and Run-off
Insurance Contract Liabilities
Insurance contracts issued	70.7	$ 59.7	59.7	$ 52.4
GMM
Insurance Contract Liabilities
Insurance contracts issued	4,471.4		3,504.9
Assets for insurance acquisition cash flows	(3.4)
Insurance contract liabilities	4,468.0		3,504.9
GMM | LRC
Insurance Contract Liabilities
Insurance contracts issued	3,122.6		2,515.9
GMM | LIC
Insurance Contract Liabilities
Insurance contracts issued	1,348.8		989.0
GMM | Global Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	396.9		0.0
GMM | International Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	356.3		375.6
GMM | Life insurance and Run-off
Insurance Contract Liabilities
Insurance contracts issued	$ 3,718.2		$ 3,129.3